CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Products	$ 85,319	$ 95,162	$ 82,518
Services	4,925	5,378	5,225
Total revenues	90,244	100,540	87,743
Business taxes	(1,501)	(1,445)	(620)
Net revenues	88,743	99,095	87,123
Cost of revenues (including share-based compensation of $10, $52 and $5 for 2010, 2011 and 2012, respectively)
Products	16,880	16,100	15,148
Services	3,952	3,027	3,040
Total cost of revenues	20,832	19,127	18,188
Gross profit	67,911	79,968	68,935
Operating expenses:
Research and development (including share-based compensation of $393, $1,025, and $552 for 2010, 2011 and 2012, respectively)	17,402	13,140	10,432
Selling and marketing (including share-based compensation of $384, $633 and $356 for 2010, 2011 and 2012, respectively)	13,606	12,377	8,504
General and administrative (including share-based compensation of $691, $3,852, and $1,701 for 2010, 2011 and 2012, respectively)	9,444	9,723	6,389
Total operating expenses	40,452	35,240	25,325
Income from operations	27,459	44,728	43,610
Interest income	6,318	6,810	5,294
Interest expense	(739)	(1,452)
Gain/(loss) from forward contract	(690)	404
Impairment loss on long-term investments	(4,487)		(5,000)
Other (expense)/income	549	594	(92)
Income before income taxes	28,410	51,084	43,812
Income tax expenses/(benefits):
Income tax-current	18,035	10,344	10,714
Income tax-deferred	4,197	(582)	(464)
Total income tax expenses	22,232	9,762	10,250
Net income before income from equity method investments	6,178	41,322	33,562
Loss from equity method investments, net of income taxes	(640)	(1,052)	(151)
Net income	5,538	40,270	33,411
Net loss attributable to noncontrolling interest	1,389	730	10
Net income attributable to China Digital TV Holding Co., Ltd.	6,927	41,000	33,421
Net income per share attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.
Basic	$ 0.12	$ 0.70	$ 0.57
Diluted	$ 0.12	$ 0.69	$ 0.57
Other comprehensive income, net of tax
Foreign currency translation adjustment	536	12,175	6,943
Comprehensive income	6,074	52,445	40,354
Comprehensive loss attributable to noncontrolling interest	1,201	730	10
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd	$ 7,275	$ 53,175	$ 40,364
Weighted average shares used in calculating net income per ordinary share
Basic	59,011,396	58,934,912	58,313,467
Diluted	59,092,804	59,075,466	58,779,027